UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10085

Hillman Capital Management Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
(Address of principal executive offices)                                                        (Zip code)

Terrence O. Davis
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2015

Item 1.   REPORTS TO STOCKHOLDERS.
Semi-Annual Report 2015
March 31, 2015
(Unaudited)

The Hillman Focused Advantage Fund

No Load Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Hillman Focused Advantage Fund ("Fund").  The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund's distributor is a bank.

The Hillman Focused Advantage Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between The Hillman Focused Advantage Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Hillman Focused Advantage Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is subject to the following risks: market risk, management style risk, investment advisor risk, operating risk, small-cap and mid-cap companies risk, non-diversified status risk, sector focus risk, and risks from writing options.  More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting hillmancapital.com.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at hillmancapital.com or by calling Shareholder Services at 800-773-3863. The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about May 29, 2015.

For More Information on Your Hillman Focused Advantage Fund:

See Our Website @ hillmancapital.com
or
Call Our Shareholder Services Group at 800-773-3863

The Hillman Focused Advantage Fund

Schedule of Investments
(Unaudited)

As of March 31, 2015
		Shares	Value (Note 1)

COMMON STOCKS - 95.93%

Consumer Discretionary - 14.77%
*	Amazon.com, Inc.	3,000	$1,116,300
	Staples, Inc.	60,000	977,100
†	The Gap, Inc.	25,000	1,083,250
	Tiffany & Co.	12,000	1,056,120
*	Weight Watchers International, Inc.	60,000	336,516
	Yum! Brands, Inc.	10,000	787,200
			5,356,486
Consumer Staples - 4.81%
	Kellogg Co.	15,000	989,250
	Sysco Corp.	20,000	754,600
			1,743,850
Energy - 4.71%
†	Exxon Mobil Corp.	13,200	1,122,000
†	Transocean Ltd.	40,000	586,800
			1,708,800
Financials - 14.64%
	American Express Co.	15,000	1,171,800
†	Bank of America Corp.	55,000	846,450
	The Allstate Corp.	16,000	1,138,720
	The Goldman Sachs Group, Inc.	4,800	902,256
†	The Western Union Co.	60,000	1,248,600
			5,307,826
Health Care - 9.79%
	Amgen, Inc.	6,600	1,055,010
†	Johnson & Johnson	8,700	875,220
*	Laboratory Corp. of America Holdings	6,000	756,540
†	Merck & Co., Inc.	15,000	862,200
			3,548,970
Industrials - 9.78%
	Caterpillar, Inc.	8,000	640,240
†	General Electric Co.	40,000	992,400
†	Joy Global, Inc.	22,000	861,960
	The Boeing Co.	7,000	1,050,560
			3,545,160
Information Technology - 33.06%
	Apple, Inc.	16,100	2,003,323
†	Cisco Systems, Inc.	30,400	836,760
	Corning, Inc.	42,900	972,972
*	eBay, Inc.	24,000	1,384,320
	EMC Corp.	37,000	945,720

			(Continued)

The Hillman Focused Advantage Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2015
	Shares	Value (Note 1)

COMMON STOCKS - Continued

Information Technology - Continued
Hewlett-Packard Co.	25,000	$779,000
Intel Corp.	30,000	938,100
International Business Machines Corp.	6,000	963,000
Microsoft Corp.	20,000	813,100
† Oracle Corp.	22,000	949,300
*† Universal Display Corp.	30,000	1,402,500
		11,988,095
Materials - 4.37%
Alcoa, Inc.	60,000	775,200
Nucor Corp.	17,000	808,010
		1,583,210

Total Common Stocks (Cost $31,885,908)		34,782,397

SHORT-TERM INVESTMENT - 2.86%
§ Federated Prime Obligations Fund, 0.04%	1,038,434	1,038,434

Total Short-Term Investment (Cost $1,038,434)		1,038,434

Total Value of Investments (Cost $32,924,342) - 98.79%		$35,820,831

Options Written (Premiums Received $62,079) - (0.08)%		(29,750)

Other Assets Less Liabilities - 1.29%		468,619

Net Assets - 100.00%		$36,259,700

* Non-income producing investment
§ Represents 7 day effective yield as of March 31, 2015

† All or a portion of this security is held as collateral for options written.

See Notes to Financial Statements		(Continued)

The Hillman Focused Advantage Fund

Schedule of Options Written
(Unaudited)

As of March 31, 2015
Shares	Value (Note 1)

Number of Contracts	Exercise Price	Expiration Date
PUT OPTIONS WRITTEN - 0.08%
*	General Mills, Inc.	200	$53	7/07/15	$21,600
*	Intel Corp.	100	$31	4/17/15	8,150

Total Put Options Written (Premiums Received $62,079)	29,750

Summary of Investments
% of Net
Assets	Value
Consumer Discretionary	14.77%	$5,356,486
Consumer Staples	4.81%	1,743,850
Energy	4.71%	1,708,800
Financials	14.64%	5,307,826
Health Care	9.79%	3,548,970
Industrials	9.78%	3,545,160
Information Technology	33.06%	11,988,095
Materials	4.37%	1,583,210
Short-Term Investment	2.86%	1,038,434
Put Options Written	-0.08%	(29,750)
Other Assets Less Liabilities	1.29%	468,619
Total	100.00%	$36,259,700

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2015

Assets:
Investments in securities, at value (cost $32,924,342)	$35,820,831
Cash	116,780
Deposits at Broker	340,386
Receivables:
Fund shares sold	4,930
Dividends	54,969

Total assets	36,337,896

Liabilities:
Investments in securities, at value (cost $62,079)	29,750
Accrued expenses:
Advisory fees	31,797
Administration fees	15,867
Other operating expenses	782

Total liabilities	78,196

Net Assets	$36,259,700

Net Assets Consist of:
Paid in capital	$51,032,460
Undistributed net investment income	90,765
Acculumated net realized loss on investments and options written	(17,792,343)
Net unrealized appreciation on investments	2,928,818

Total Net Assets	$36,259,700
No Load Shares Outstanding, no par value (unlimited authorized shares)	2,020,754
Net Asset Value, Offering Price and Redemption Price Per Share	$17.94

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statement of Operations
(Unaudited)

For the period ended March 31, 2015

Investment Income:
Dividends	$350,822

Total Investment Income	350,822

Expenses:
Advisory fees (note 2)	173,468
Administration fees (note 2)	86,577
Other operating expenses	12

Total Expenses	260,057

Net Investment Income	90,765

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investments	1,382,259
Net realized gain from options written	459,007

Change in unrealized depreciation on investments	(449,922)
Change in unrealized appreciation on options written	32,329

Net Realized and Unrealized Gain on Investments	1,423,673

Net Increase in Net Assets Resulting from Operations	$1,514,438

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Statements of Changes in Net Assets

	March 31,	September 30,
For the period or year ended	2015 (a)	2014

Operations:
Net investment income	$90,765	$155,724
Net realized gain from investments and options written	1,841,266	3,811,179
Change in unrealized (depreciation) appreciation on investments and
options written	(417,593)	1,834,389

Net Increase in Net Assets Resulting from Operations	1,514,438	5,801,292

Distributions to Shareholders:
Net investment income	(155,724)	(108,744)

Net Decrease in Net Assets Resulting from Distributions	(155,724)	(108,744)

Beneficial Interest Transactions:
Shares sold	3,253,892	10,734,113
Reinvested distributions	153,934	106,484
Shares repurchased	(1,357,239)	(11,869,266)

Decrease from Beneficial Interest Transactions	2,050,587	(1,028,669)

Net Increase in Net Assets	3,409,301	4,663,879

Net Assets:
Beginning of Year	32,850,399	28,186,520
End of Year	$36,259,700	$32,850,399

Undistributed Net Investment Income	$90,765	$155,724

Share Information:
Shares sold	186,826	666,556
Reinvested distributions	8,643	6,809
Shares repurchased	(78,248)	(744,454)

Net Increase (Decrease) in Shares of Beneficial Interest	117,221	(71,089)

Shares Outstanding, Beginning of Year	1,903,533	1,974,622
Shares Outstanding, End of Year	2,020,754	1,903,533

(a) Unaudited.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Financial Highlights

For a share outstanding during the	March 31,		September 30,
period or year ended	2015	(d)	2014	2013	2012		2011

Net Asset Value, Beginning of Year	$17.26		$14.27	$11.79	$9.77		$10.46

Income (Loss) from Investment Operations:
Net investment income	0.04		0.08	0.03	0.05		0.07	(c)
Net realized and unrealized gain (loss)
on investments and options written	0.72		2.97	2.48	2.01		(0.73)

Total from Investment Operations	0.76		3.05	2.51	2.06		(0.66)

Less Distributions:
Dividends (from net investment income)	(0.08)		(0.06)	(0.03)	(0.04)		(0.03)

Total Distributions	(0.08)		(0.06)	(0.03)	(0.04)		(0.03)

Net Asset Value, End of Year (a)	$17.94		$17.26	$14.27	$11.79		$9.77

Total Return	4.64%		21.39%	21.38%	21.09%	(a)	(6.38)%	(a)

Net Assets, End of Year (in thousands)	$36,260		$32,850	$28,187	$23,817		$10,651

Ratios of:
Gross Expenses to Average Net Assets (b)	1.50%		1.50%	1.50%	1.50%		1.50%
Net Expenses to Average Net Assets (b)	1.50%		1.50%	1.50%	1.50%		1.50%
Net Investment Income to Average Net Assets	0.52%		0.51%	0.39%	0.41%		0.58%

Portfolio turnover rate	33.88%		55.51%	118.67%	39.09%		16.10%

(a)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America, and, consequently, the net asset value for financial reporting purposes and the total returns based upon those net asset values may differ from the net asset values and total returns for shareholder transactions.
(b)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).
(c)	Per share amounts calculated using the average shares method, which appropriately represents the per share data for the period.
(d) Unaudited.

See Notes to Financial Statements

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Hillman Focused Advantage Fund (the "Fund") is a series of the Hillman Capital Management Investment Trust (the "Trust"), which was organized on July 14, 2000 as a Delaware Business Statutory Trust and is registered under the Investment Company Act of 1940, (the "1940 Act"), as amended, as an open-ended management investment company.

The Fund commenced operations on December 29, 2000.  The investment objective of the Fund is to seek long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").

Investment Valuation
Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security's "fair value" price may differ from the price next available for that security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at the mean of the bid and ask prices as reported on their primary exchange as of 4:00 p.m. Eastern Time (the "Valuation Time").  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange ("CBOE"), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2015 for the Fund's investments:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets Common Stocks*	$34,782,397	$34,782,397	$-	$-
Short-Term Investment	1,038,434	1,038,434	-	-
Total Assets	$35,820,831	$35,820,831	$-	$-

Liabilities Options Written	$29,750	$29,750	$-	$-

(a)  The Fund did not hold any Level 3 securities during the period.  There were no transfers into or out of Level 1 and Level 2 during the period.  It is the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting year.
*For a detailed breakout by sector, please refer to the Schedule of Investments.

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statement of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The derivative instruments outstanding as of March 31, 2015 are disclosed below and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

The following table sets forth the effect of the derivative instruments on the Statement of Assets and Liabilities as of March 31, 2015:

Derivative Type	Location	Value
Options Written	Liabilities-Options written, at value	$ 29,750

The following table sets forth the effect of the option contracts on the Statement of Operations for the six month period ended March 31, 2015:

Derivative Type	Location	Gains (Losses)
Equity Contracts – written options	Net realized gain from options written	$ 459,007

Equity Contracts – written options	Change in unrealized appreciation on options written	$ 32,329

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion and amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf and Trust level expenses.

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is more or less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.  Written options are non-income producing securities.

A summary of option contracts written by the Fund during the period ended March 31, 2015 were as follows:

	Call Options		Put Options
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Year	-	$-	-	$-
Options written	10,837	255,057	6,998	643,632
Options closed	-	-	-	-
Options exercised	(5,131)	(141,079)	(3,256)	(236,524)
Options expired	(5,706)	(113,978)	(3,442)	(345,029)
Options Outstanding, End of Year	-	$-	300	$62,079

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

2.   Transactions with Affiliates

Advisor
The Fund pays monthly advisory fees to Hillman Capital Management, Inc. (the "Advisor") based upon the average daily net assets and calculated at an annual rate of 1.00%.  For the period ended March 31, 2015, the Fund incurred advisory fees in the amount of $173,468.

Administrator
Fund Accounting and Administration Agreement:  The Nottingham Company ("Administrator") provides the Fund with administrative, fund accounting, and compliance services.  The Administrator receives compensation from the Fund at a maximum annual rate of 0.499%, with lower fees at higher asset levels, and is responsible for the coordination and payment of vendor services and other Fund expenses for such compensation. Pursuant to this arrangement, the Administrator pays the following expenses: (i) compensation and expenses of any employees of the Trust and of any other persons rendering any services to the Fund; (ii) clerical and shareholder service staff salaries; (iii) office space and other office expenses; (iv) fees and expenses incurred by the Fund in connection with membership in investment company organizations; (v) fees and expenses of counsel to the Trustees who are not interested persons of the Fund and Trust; (vi) fees and expenses of counsel to the Fund and Trust engaged to assist with preparation of Fund and Trust documents and filings and provide other ordinary legal services; (vii) fees and expenses of independent public accountants to the Fund, including fees and expense for tax preparation; (viii) expenses of registering shares under federal and state securities laws; (ix) insurance expenses; (x) fees and expenses of the custodian, shareholder servicing, dividend disbursing and transfer agent, administrator, distributor, and accounting and pricing services agents of the Fund; (xi) compensation for a chief compliance officer for the Trust; (xii) expenses, including clerical expenses, of issue, sale, redemption, or repurchase of shares of the Fund; (xiii) the cost of preparing and distributing reports and notices to shareholders; (xiv) the cost of printing or preparing prospectuses and statements of additional information for delivery to the Fund's current shareholders; (xv) the cost of printing or preparing documents, statements or reports to shareholders; and (xvi) other expenses not specifically assumed by the Fund or Advisor.  The Administrator cannot recoup from the Fund any Fund expenses in excess of the administration fees payable under the Fund Accounting and Administration Agreement.  For the period ended March 31, 2015, the Fund incurred administration fees in the amount of $86,577.
Operating Plan:  The Advisor has entered into an Operating Plan with the Administrator under which it has agreed make the following payments to the Administrator: (i) when the Fund's assets are below $40 million, the Advisor pays the Administrator a fee based on the daily average net assets of the Fund; and (ii) when the consolidated fee collected by the Administrator is less than a designated minimum operating cost, then the Advisor pays the Administrator a fee that makes up the difference.  The Advisor is also obligated to pay the following Fund expenses under the Operating Plan: (i) marketing, distribution, and servicing expenses related to the sale or promotion of Fund shares that the Fund is not authorized to pay pursuant to the Investment Company Act; (ii) expenses incurred in connection with the organization and initial registration of shares of the Fund; (iii) expenses incurred in connection with the dissolution and liquidation of the Fund; (iv) expenses related to shareholder meetings and proxy solicitations; (v) fees and expenses related to legal, auditing, and accounting services that are outside of the scope of ordinary services; and (vi) hiring employees and retaining advisers and experts as contemplated by Rule 0-1(a)(7)(vii) of the Investment Company Act.
The Operating Plan may be terminated by either party at the conclusion of the then current term upon: (i) written notice of non-renewal to the other party not less than sixty days prior to the end of the term, or (ii) mutual written agreement of the parties.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.  If the Operating Plan is terminated when the Fund is at lower asset levels, the Administrator would likely need to terminate the Fund Accounting and Administration Agreement in order to avoid incurring expenses without reimbursement from the Advisor.  Unless other expense limitation arrangements were put in place, the Fund's expenses would likely increase.
Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Administrator for their services pursuant to the Compliance Services agreement with the Fund.

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator's fee arrangements with the Fund.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

3.  Purchases and Sales of Investment Securities

For the period ended March 31, 2015, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
March 31, 2015	$15,011,854	$10,757,456

There were no long-term purchases or sales of U.S Government Obligations during the period ended March 31, 2015.

4.   Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  Permanent differences do not have an effect on the net asset values of the Fund.

Management reviewed the Fund's tax positions to be taken on Federal income tax returns for the open tax years of 2012, 2013, 2014, and as of and during the period ended March 31, 2015, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

	March 31, 2015	September 30, 2014
Ordinary Income	$155,724	$108,744

At March 31, 2015, the tax-basis cost of investments and components of distributable earnings (deficit) were as follows:

(Continued)

The Hillman Focused Advantage Fund

Notes to Financial Statements
(Unaudited)

Cost of Investments	$32,862,263

Unrealized Appreciation	5,938,238
Unrealized Depreciation	(3,009,420)
Net Unrealized Appreciation	2,928,818

Undistributed Net Investment Income	90,765
Accumulated Net Realized Losses on Investments	(17,792,343)

Accumulated Deficit	$(14,772,760)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) and accumulated realized losses is attributable to the tax deferral of losses from wash sales.

Captial Loss Carryforwards
Under the Regulated Investment Company Modernization Act of 2010 ("the Modernization Act"), net capital losses recognized in tax years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short‐term and/or long‐term. Under the law in effect prior to the Modernization Act, net capital losses were carried forward for eight years and treated as short‐term. As a transition rule, the Modernization Act requires that post‐enactment net capital losses be used before pre‐enactment net capital losses. Accumulated capital losses noted below represent pre‐enactment net capital loss carryforwards, as of March 31, 2015, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. Short-term capital loss carryforwards in the amounts of $12,741,515 and $6,864,338 are set to expire September 30, 2017, and September 30, 2018, respectively.

5.   Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  However, based on experience, the Fund expects the risk of loss to be remote.

6.    Subsequent Events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

The Hillman Focused Advantage Fund
Additional Information
(Unaudited)

1.    Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Proxy Voting and Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, (1) without charge, upon request, by calling 800-773-3863 and (2) on the Securities and Exchange Commission's ("SEC") website at sec.gov.   Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.   Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q is available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.   Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal six month period ended March 31, 2015.

During the period, no long-term capital gain distributions were paid from the Fund.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including investment advisory fees and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

The Hillman Focused Advantage Fund
Additional Information
(Unaudited)

	Beginning Account Value October 1, 2014	Ending Account Value March 31, 2015	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,046.40	$7.65
	$1,000.00	$ 1,017.45	$7.54
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.50%,    multiplied by 182/365 (to reflect the one-half year period).

The Hillman Focused Advantage Fund
is a series of the
Hillman Capital Management Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Hillman Capital Management, Inc.
116 South Franklin Street	7250 Woodmont Avenue
Post Office Drawer 4365	Suite 310
Rocky Mount, North Carolina 27803	Bethesda, Maryland 20814

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @:	World Wide Web @:

ncfunds.com	hillmancapital.com

Item 2.                    CODE OF ETHICS.
Not applicable.

Item 3.                              AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.                              PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.                              AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.                              SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.                          SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

Item 11.                          CONTROLS AND PROCEDURES.
(a)	The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.
(b)	There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.                          EXHIBITS.
(a)(1)          Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/Mark A. Hillman
Date: May 26, 2015	Mark A. Hillman Trustee, President and Principal Executive Officer Hillman Capital Investment Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/Mark A. Hillman
Date: May 26, 2015	Mark A. Hillman Trustee, President and Principal Executive Officer Hillman Capital Management Investment Trust

By: (Signature and Title)	/s/C. Frank Watson III
Date: May 27, 2015	C. Frank Watson III Treasurer and Principal Financial Officer Hillman Capital Management Investment Trust